Non-financial assets and liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Current	$ 2,680	$ 2,626
Non-current	3,583	1,952
Lease liabilities included in the balance sheet	$ 6,263	$ 4,578